STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Advertising - 0.2%
Interpublic Group of Cos., Inc.	1,404	$41,278
Omnicom Group, Inc.	763	77,063
		118,341

Aerospace & Defense - 2.5%
BWX Technologies, Inc.	43	5,235
Curtiss-Wright Corp.	19	6,554
General Dynamics Corp.	445	129,767
General Electric Co.	282	48,442
Hexcel Corp.	128	7,512
Huntington Ingalls Industries, Inc.	145	26,819
L3Harris Technologies, Inc.	437	108,145
Lockheed Martin Corp.	763	416,636
Northrop Grumman Corp.	325	165,432
RTX Corp.	4,191	507,069
Textron, Inc.	448	36,028
Woodward, Inc.	88	14,440
		1,472,079

Agricultural & Farm Machinery - 0.5%
AGCO Corp.	215	21,466
CNH Industrial NV	3,322	37,306
Deere & Co.	644	260,620
Toro Co.	32	2,575
		321,967

Agricultural Products & Services - 0.4%
Archer-Daniels-Midland Co.	1,865	102,967
Bunge Global SA	505	42,430
Darling Ingredients, Inc. (a)	624	24,404
Ingredion, Inc.	284	37,704
		207,505

Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	260	26,791
Expeditors International of Washington, Inc.	200	23,800
FedEx Corp.	854	233,868
GXO Logistics, Inc. (a)	314	18,780
United Parcel Service, Inc. - Class B	2,882	386,361
		689,600

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Aluminum - 0.0%(b)
Alcoa Corp.	415	$16,637

Apparel Retail - 0.0%(b)
Gap, Inc.	859	17,841

Apparel, Accessories & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	419	8,271
Columbia Sportswear Co.	65	5,231
Levi Strauss & Co. - Class A	257	4,392
PVH Corp.	188	18,510
Ralph Lauren Corp.	60	11,876
Tapestry, Inc.	828	39,289
VF Corp.	1,241	25,701
		113,270

Application Software - 0.0%(b)
Altair Engineering, Inc. - Class A (a)	24	2,496
Aspen Technology, Inc. (a)	13	3,051
DoubleVerify Holdings, Inc. (a)	71	1,211
MicroStrategy, Inc. - Class A (a)	51	12,470
Procore Technologies, Inc. (a)	8	525
Roper Technologies, Inc.	6	3,226
		22,979

Asset Management & Custody Banks - 1.8%
Affiliated Managers Group, Inc.	118	22,880
Ameriprise Financial, Inc.	160	81,648
Bank of New York Mellon Corp.	2,981	224,648
Blackrock, Inc.	262	257,030
Blackstone, Inc.	223	37,408
Carlyle Group, Inc.	1,014	50,730
Franklin Resources, Inc.	1,182	24,550
Invesco Ltd.	1,616	28,022
KKR & Co., Inc.	275	38,016
Northern Trust Corp.	796	80,014
SEI Investments Co.	227	16,971
State Street Corp.	1,161	107,741
T Rowe Price Group, Inc.	806	88,547
TPG, Inc.	273	18,477
		1,076,682

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Automobile Manufacturers - 0.9%
Ford Motor Co.	15,378	$158,240
General Motors Co.	4,316	219,080
Stellantis NV	7,890	107,462
Thor Industries, Inc.	195	20,295
		505,077

Automotive Parts & Equipment - 0.2%
Aptiv PLC (a)	861	48,931
BorgWarner, Inc.	827	27,812
Gentex Corp.	404	12,245
Lear Corp.	207	19,822
		108,810

Automotive Retail - 0.2%
Advance Auto Parts, Inc.	203	7,245
AutoNation, Inc. (a)	122	18,967
CarMax, Inc. (a)	494	35,756
Lithia Motors, Inc.	103	34,234
Penske Automotive Group, Inc.	65	9,787
		105,989

Biotechnology - 2.5%
AbbVie, Inc.	3,286	669,917
Amgen, Inc.	806	258,049
Arrowhead Pharmaceuticals, Inc. (a)	158	3,038
Biogen, Inc. (a)	536	93,264
CRISPR Therapeutics AG (a)	63	2,923
Gilead Sciences, Inc.	4,932	438,060
Ionis Pharmaceuticals, Inc. (a)	40	1,536
Roivant Sciences Ltd. (a)	881	10,175
		1,476,962

Brewers - 0.1%
Boston Beer Co., Inc. - Class A (a)	2	582
Molson Coors Beverage Co. - Class B	632	34,425
		35,007

Broadcasting - 0.2%
Fox Corp. - Class A	995	41,790
Fox Corp. - Class B	438	17,064
Nexstar Media Group, Inc.	105	18,472

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Broadcasting - 0.2% (Continued)
Paramount Global - Class A (c)	13	$285
Paramount Global - Class B (c)	1,794	19,626
		97,237

Broadline Retail - 0.1%
Dillard's, Inc. - Class A	20	7,431
eBay, Inc.	906	52,104
Etsy, Inc. (a)	19	977
Macy's, Inc.	1,020	15,647
		76,159

Building Products - 0.7%
A O Smith Corp.	38	2,854
Allegion PLC	117	16,337
Armstrong World Industries, Inc.	36	5,024
Builders FirstSource, Inc. (a)	215	36,851
Carlisle Cos., Inc.	14	5,911
Carrier Global Corp.	1,012	73,592
Fortune Brands Innovations, Inc.	399	33,249
Johnson Controls International PLC	1,474	111,361
Masco Corp.	581	46,428
Owens Corning	255	45,081
UFP Industries, Inc.	121	14,803
		391,491

Cable & Satellite - 1.4%
Charter Communications, Inc. - Class A (a)	347	113,681
Comcast Corp. - Class A	15,187	663,216
Liberty Broadband Corp. - Class A (a)	25	2,006
Liberty Broadband Corp. - Class C (a)	180	14,547
Sirius XM Holdings, Inc.	888	23,674
		817,124

Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	117	21,133
Knight-Swift Transportation Holdings, Inc.	173	9,010
Landstar System, Inc.	17	2,988
U-Haul Holding Co.	273	18,635
U-Haul Holding Co. (a)	7	513
XPO, Inc. (a)	168	21,929
		74,208

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Casinos & Gaming - 0.2%
Boyd Gaming Corp.	220	$15,244
Caesars Entertainment, Inc. (a)	815	32,641
International Game Technology PLC	398	8,087
Las Vegas Sands Corp.	846	43,865
MGM Resorts International (a)	76	2,802
Wynn Resorts Ltd.	303	29,094
		131,733

Commercial & Residential Mortgage Finance - 0.1%
Essent Group Ltd.	400	24,004
MGIC Investment Corp.	1,022	25,591
Radian Group, Inc.	588	20,527
Rocket Cos., Inc. - Class A (a)	276	4,443
UWM Holdings Corp.	77	496
		75,061

Commodity Chemicals - 0.4%
Dow, Inc.	2,778	137,178
LyondellBasell Industries NV - Class A	981	85,200
Olin Corp.	460	18,874
Westlake Corp.	96	12,666
		253,918

Communications Equipment - 1.2%
Ciena Corp. (a)	209	13,273
Cisco Systems, Inc.	11,633	637,139
F5, Inc. (a)	78	18,243
Juniper Networks, Inc.	999	38,861
Lumentum Holdings, Inc. (a)	64	4,088
		711,604

Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	705	63,753
GameStop Corp. - Class A (a)	260	5,767
		69,520

Construction & Engineering - 0.2%
AECOM	175	18,690
API Group Corp. (a)	475	16,217
Fluor Corp. (a)	237	12,390
MasTec, Inc. (a)	218	26,790

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Construction & Engineering - 0.2% (Continued)
MDU Resources Group, Inc.	665	$19,185
Valmont Industries, Inc.	20	6,234
		99,506

Construction Machinery & Heavy Transportation Equipment - 1.1%
Allison Transmission Holdings, Inc.	306	32,699
Caterpillar, Inc.	595	223,839
Cummins, Inc.	366	120,407
Oshkosh Corp.	238	24,333
PACCAR, Inc.	2,035	212,210
Westinghouse Air Brake Technologies Corp.	86	16,166
		629,654

Construction Materials - 0.2%
CRH PLC	1,333	127,208
Eagle Materials, Inc.	12	3,426
		130,634

Consumer Electronics - 0.0%(b)
Garmin Ltd.	147	29,157

Consumer Finance - 1.0%
Ally Financial, Inc.	1,026	35,961
American Express Co.	450	121,536
Capital One Financial Corp.	1,439	234,255
Credit Acceptance Corp. (a)	13	5,525
Discover Financial Services	450	66,794
OneMain Holdings, Inc.	419	20,812
SLM Corp.	811	17,866
Synchrony Financial	1,571	86,625
		589,374

Consumer Staples Merchandise Retail - 1.7%
BJ's Wholesale Club Holdings, Inc. (a)	262	22,199
Dollar General Corp.	865	69,235
Dollar Tree, Inc. (a)	586	37,879
Target Corp.	1,825	273,823
Walmart, Inc.	7,152	586,106
		989,242

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	21	$4,428
Concentrix Corp.	204	8,672
Genpact Ltd.	698	26,642
Maximus, Inc.	138	11,929
SS&C Technologies Holdings, Inc.	476	33,287
		84,958

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	1	44
Brown-Forman Corp. - Class B	530	23,336
Constellation Brands, Inc. - Class A	268	62,267
		85,647

Distributors - 0.2%
Genuine Parts Co.	469	53,794
LKQ Corp.	991	36,459
Pool Corp.	11	3,978
		94,231

Diversified Banks - 9.0%
Bank of America Corp.	26,888	1,124,456
Citigroup, Inc.	7,309	469,019
Comerica, Inc.	568	36,187
Fifth Third Bancorp	2,557	111,690
First Citizens BancShares, Inc. - Class A	14	27,123
JPMorgan Chase & Co.	8,860	1,966,211
KeyCorp	3,534	60,961
PNC Financial Services Group, Inc.	1,566	294,831
US Bancorp	5,956	287,734
Wells Fargo & Co.	13,781	894,663
		5,272,875

Diversified Chemicals - 0.0%(b)
Huntsman Corp.	489	10,758

Diversified Financial Services - 0.2%
Corebridge Financial, Inc.	862	27,386
Equitable Holdings, Inc.	1,249	56,629
Voya Financial, Inc.	390	31,317
		115,332

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Drug Retail - 0.0%(b)
Walgreens Boots Alliance, Inc.	2,617	$24,757

Electric Utilities - 4.3%
Alliant Energy Corp.	1,035	62,100
American Electric Power Co., Inc.	2,098	207,177
Avangrid, Inc.	229	8,178
Constellation Energy Corp.	8	2,104
Duke Energy Corp.	3,039	350,305
Edison International	1,509	124,342
Entergy Corp.	878	135,897
Evergy, Inc.	817	49,379
Eversource Energy	1,337	88,041
Exelon Corp.	3,745	147,178
FirstEnergy Corp.	2,129	89,056
IDACORP, Inc.	204	21,110
NextEra Energy, Inc.	4,307	341,330
NRG Energy, Inc.	819	74,038
OGE Energy Corp.	691	27,633
PG&E Corp.	7,868	159,091
Pinnacle West Capital Corp.	418	36,705
Portland General Electric Co.	307	14,552
PPL Corp.	2,752	89,605
Southern Co.	3,980	362,299
TXNM Energy, Inc.	311	13,541
Xcel Energy, Inc.	2,154	143,909
		2,547,570

Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	60	18,041
AMETEK, Inc.	18	3,300
Emerson Electric Co.	1,016	110,002
Generac Holdings, Inc. (a)	1	166
Hubbell, Inc.	10	4,270
NEXTracker, Inc. - Class A (a)	75	2,987
Regal Rexnord Corp.	212	35,306
Rockwell Automation, Inc.	87	23,204
Sensata Technologies Holding PLC	579	19,883
Sunrun, Inc. (a)	687	9,927
		227,086

Electronic Components - 0.3%
Coherent Corp. (a)	400	36,976
Corning, Inc.	2,343	111,503

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Electronic Components - 0.3% (Continued)
Littelfuse, Inc.	1	$245
		148,724

Electronic Equipment & Instruments - 0.1%
Crane NXT Co.	156	8,466
Keysight Technologies, Inc. (a)	92	13,709
Teledyne Technologies, Inc. (a)	22	10,017
Trimble, Inc. (a)	81	4,900
Vontier Corp.	247	9,159
Zebra Technologies Corp. - Class A (a)	1	382
		46,633

Electronic Manufacturing Services - 0.3%
Flex Ltd. (a)	1,595	55,299
IPG Photonics Corp. (a)	13	1,053
Jabil, Inc.	393	48,374
TE Connectivity PLC	586	86,388
		191,114

Environmental & Facilities Services - 0.0%(b)
Stericycle, Inc. (a)	218	13,400

Fertilizers & Agricultural Chemicals - 0.4%
CF Industries Holdings, Inc.	694	57,068
Corteva, Inc.	1,383	84,252
FMC Corp.	438	28,466
Mosaic Co.	1,210	32,379
Scotts Miracle-Gro Co.	201	17,483
		219,648

Financial Exchanges & Data - 0.7%
CME Group, Inc.	1,262	284,404
Intercontinental Exchange, Inc.	513	79,961
MarketAxess Holdings, Inc.	39	11,288
Nasdaq, Inc.	563	41,617
		417,270

Food Distributors - 0.3%
Performance Food Group Co. (a)	598	48,587
Sysco Corp.	1,510	113,175
US Foods Holding Corp. (a)	506	31,195
		192,957

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	1,170	$21,177
Kroger Co.	2,643	147,400
Sprouts Farmers Market, Inc. (a)	23	2,954
		171,531

Footwear - 0.3%
NIKE, Inc. - Class B	1,874	144,542
Skechers USA, Inc. - Class A (a)	233	14,320
		158,862

Gas Utilities - 0.2%
Atmos Energy Corp.	626	86,876
National Fuel Gas Co.	316	19,128
UGI Corp.	787	18,817
		124,821

Gold - 0.2%
Newmont Corp.	2,980	135,411

Health Care Distributors - 0.9%
Cardinal Health, Inc.	936	101,575
Cencora, Inc.	677	154,410
Henry Schein, Inc. (a)	424	29,777
McKesson Corp.	469	234,777
		520,539

Health Care Equipment - 1.8%
Abbott Laboratories	1,665	188,761
Baxter International, Inc.	1,847	65,938
Becton Dickinson & Co.	726	169,586
GE HealthCare Technologies, Inc.	336	29,350
Hologic, Inc. (a)	373	30,164
Medtronic PLC	5,079	453,301
Teleflex, Inc.	106	21,312
Zimmer Biomet Holdings, Inc.	705	75,379
		1,033,791

Health Care Facilities - 0.5%
Acadia Healthcare Co., Inc. (a)	79	3,372
Encompass Health Corp.	263	26,158
HCA Healthcare, Inc.	406	145,648

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Health Care Facilities - 0.5% (Continued)
Tenet Healthcare Corp. (a)	336	$52,087
Universal Health Services, Inc. - Class B	212	43,314
		270,579

Health Care Services - 1.4%
Chemed Corp.	6	3,242
Cigna Group	1,115	351,013
CVS Health Corp.	4,962	280,155
DaVita, Inc. (a)	142	19,853
Labcorp Holdings, Inc.	309	70,535
Quest Diagnostics, Inc.	437	67,661
R1 RCM, Inc. (a)	309	4,406
		796,865

Health Care Supplies - 0.1%
Cooper Cos., Inc. (a)	213	22,297
Dentsply Sirona, Inc.	794	18,397
Solventum Corp. (a)	260	18,871
		59,565

Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A (a)	1	42

Heavy Electrical Equipment - 0.0%(b)
GE Vernova, Inc. (a)	68	20,513

Home Furnishings - 0.0%(b)
Mohawk Industries, Inc. (a)	200	26,854
Tempur Sealy International, Inc.	59	2,827
		29,681

Home Improvement Retail - 1.7%
Home Depot, Inc.	1,448	570,150
Lowe's Cos., Inc.	1,546	404,789
		974,939

Homebuilding - 0.8%
DR Horton, Inc.	921	155,649
Lennar Corp. - Class A	928	158,038
Lennar Corp. - Class B	18	2,886
NVR, Inc. (a)	3	27,458

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Homebuilding - 0.8% (Continued)
PulteGroup, Inc.	724	$93,780
Toll Brothers, Inc.	400	58,576
		496,387

Homefurnishing Retail - 0.1%
RH (a)	52	16,538
Wayfair, Inc. - Class A (a)	348	14,905
Williams-Sonoma, Inc.	91	12,206
		43,649

Hotels, Resorts & Cruise Lines - 0.2%
Carnival Corp. (a)	3,741	82,302
Norwegian Cruise Line Holdings Ltd. (a)	929	23,541
Travel + Leisure Co.	230	10,996
Wyndham Hotels & Resorts, Inc.	200	17,664
		134,503

Household Appliances - 0.0%(b)
Whirlpool Corp.	200	20,702

Household Products - 1.3%
Church & Dwight Co., Inc.	122	12,189
Clorox Co.	333	52,797
Colgate-Palmolive Co.	573	53,696
Kimberly-Clark Corp.	1,065	142,902
Procter & Gamble Co.	2,999	495,375
Reynolds Consumer Products, Inc.	321	8,651
		765,610

Housewares & Specialties - 0.0%(b)
Newell Brands, Inc.	1,440	12,672

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	108	31,238
ManpowerGroup, Inc.	114	7,165
Paychex, Inc.	325	45,282
Robert Half, Inc.	234	15,938
TriNet Group, Inc.	27	2,292
		101,915

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,629	$43,352
Vistra Corp.	50	6,248
		49,600

Industrial Conglomerates - 0.8%
3M Co.	2,174	279,294
Honeywell International, Inc.	1,030	211,850
		491,144

Industrial Gases - 0.2%
Air Products and Chemicals, Inc.	362	112,412

Industrial Machinery & Supplies & Components - 0.8%
Donaldson Co., Inc.	220	16,095
Dover Corp.	141	26,695
Flowserve Corp.	221	11,633
Fortive Corp.	406	29,001
Gates Industrial Corp. PLC (a)	611	11,823
Graco, Inc.	56	4,561
IDEX Corp.	56	12,020
Illinois Tool Works, Inc.	281	73,378
ITT, Inc.	51	7,146
Lincoln Electric Holdings, Inc.	22	4,236
Middleby Corp. (a)	147	19,066
Mueller Industries, Inc.	211	17,296
Nordson Corp.	32	7,932
Otis Worldwide Corp.	508	49,886
Parker-Hannifin Corp.	16	10,145
Pentair PLC	98	9,714
Snap-on, Inc.	186	61,404
Stanley Black & Decker, Inc.	624	57,995
Timken Co.	223	18,509
Watts Water Technologies, Inc. - Class A	9	1,715
Xylem, Inc.	93	11,326
		461,576

Insurance Brokers - 0.2%
Aon PLC - Class A	156	57,232
Marsh & McLennan Cos., Inc.	105	22,915
Willis Towers Watson PLC	148	44,724
		124,871

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Integrated Oil & Gas - 4.6%
Chevron Corp.	6,812	$1,013,762
Exxon Mobil Corp.	13,914	1,624,877
Occidental Petroleum Corp.	1,144	57,326
		2,695,965

Integrated Telecommunication Services - 2.2%
AT&T, Inc.	28,389	639,888
Frontier Communications Parent, Inc. (a)	848	30,299
Verizon Communications, Inc.	15,319	645,390
		1,315,577

Interactive Home Entertainment - 0.0%(b)
Electronic Arts, Inc.	194	29,265

Interactive Media & Services - 0.1%
IAC, Inc. (a)	334	16,015
Match Group, Inc. (a)	1,043	37,579
ZoomInfo Technologies, Inc. (a)	657	7,260
		60,854

Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	282	28,504
VeriSign, Inc. (a)	33	5,836
		34,340

Investment Banking & Brokerage - 2.3%
Charles Schwab Corp.	518	36,690
Evercore, Inc. - Class A	41	10,831
Goldman Sachs Group, Inc.	1,065	551,446
Houlihan Lokey, Inc.	20	3,455
Interactive Brokers Group, Inc. - Class A	355	54,166
Jefferies Financial Group, Inc.	536	34,293
Lazard, Inc.	401	21,249
Morgan Stanley	4,544	528,240
Raymond James Financial, Inc.	273	40,464
Stifel Financial Corp.	417	43,210
		1,324,044

IT Consulting & Other Services - 1.8%
Accenture PLC - Class A	365	125,859
Amdocs Ltd.	374	32,817
Cognizant Technology Solutions Corp. - Class A	1,589	118,523

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 1.8% (Continued)
DXC Technology Co. (a)	588	$11,678
EPAM Systems, Inc. (a)	6	1,132
International Business Machines Corp.	3,640	752,461
		1,042,470

Leisure Facilities - 0.0%(b)
Vail Resorts, Inc.	67	11,101

Leisure Products - 0.2%
Brunswick Corp.	262	20,892
Hasbro, Inc.	490	32,159
Mattel, Inc. (a)	1,152	23,478
Polaris, Inc.	208	14,541
YETI Holdings, Inc. (a)	25	880
		91,950

Life & Health Insurance - 1.3%
Aflac, Inc.	2,166	226,975
Globe Life, Inc.	343	36,221
Lincoln National Corp.	602	20,920
MetLife, Inc.	2,262	177,386
Primerica, Inc.	81	22,422
Principal Financial Group, Inc.	841	69,298
Prudential Financial, Inc.	1,417	173,554
Unum Group	613	39,342
		766,118

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	38	4,952
Avantor, Inc. (a)	435	9,731
Bio-Rad Laboratories, Inc. - Class A (a)	61	21,850
Charles River Laboratories International, Inc. (a)	33	5,893
Danaher Corp.	41	10,072
Illumina, Inc. (a)	104	14,991
Revvity, Inc.	289	34,272
		101,761

Managed Health Care - 1.6%
Centene Corp. (a)	2,034	126,637
Elevance Health, Inc.	445	180,563
Humana, Inc.	467	120,407

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Managed Health Care - 1.6% (Continued)
Molina Healthcare, Inc. (a)	107	$34,370
UnitedHealth Group, Inc.	848	478,696
		940,673

Metal, Glass & Plastic Containers - 0.2%
AptarGroup, Inc.	106	17,798
Ball Corp.	595	35,254
Berry Global Group, Inc.	413	29,096
Crown Holdings, Inc.	470	43,969
		126,117

Motorcycle Manufacturers - 0.0%(b)
Harley-Davidson, Inc.	437	13,962

Movies & Entertainment - 0.4%
Liberty Media Corp.-Liberty Live - Class A (a)	1	57
Liberty Media Corp.-Liberty Live - Class C (a)	1	58
TKO Group Holdings, Inc. (a)	77	8,991
Walt Disney Co.	1,811	174,218
Warner Bros Discovery, Inc. (a)	8,413	68,398
Warner Music Group Corp. - Class A	6	192
		251,914

Multi-line Insurance - 0.3%
American International Group, Inc.	2,598	197,136

Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (a)	1,510	680,889

Multi-Utilities - 2.1%
Ameren Corp.	1,102	95,995
Black Hills Corp.	218	12,903
CenterPoint Energy, Inc.	2,364	69,809
CMS Energy Corp.	1,186	82,558
Consolidated Edison, Inc.	1,322	134,421
Dominion Energy, Inc.	3,315	197,342
DTE Energy Co.	726	90,184
NiSource, Inc.	1,672	58,788
Public Service Enterprise Group, Inc.	1,757	157,093
Sempra	2,499	208,342
WEC Energy Group, Inc.	1,246	119,030
		1,226,465

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Oil & Gas Drilling - 0.0%(b)
Noble Corp. PLC	120	$3,838
Transocean Ltd. (a)	2,637	11,444
		15,282

Oil & Gas Equipment & Services - 0.7%
Baker Hughes Co.	3,770	143,562
ChampionX Corp.	231	6,519
Halliburton Co.	3,185	88,352
NOV, Inc.	1,287	19,961
Schlumberger NV	4,065	162,884
		421,278

Oil & Gas Exploration & Production - 2.1%
Antero Resources Corp. (a)	829	21,455
APA Corp.	1,385	32,686
Chord Energy Corp.	240	30,024
ConocoPhillips	2,621	287,104
Coterra Energy, Inc.	2,464	58,939
Devon Energy Corp.	2,381	92,097
Diamondback Energy, Inc.	672	118,789
EOG Resources, Inc.	2,264	276,117
EQT Corp.	1,172	42,825
Expand Energy Corp.	883	74,808
Marathon Oil Corp.	2,176	60,275
Matador Resources Co.	401	20,896
Murphy Oil Corp.	591	18,605
Ovintiv, Inc.	1,002	39,278
Permian Resources Corp.	2,439	33,244
Range Resources Corp.	828	24,865
		1,232,007

Oil & Gas Refining & Marketing - 1.0%
HF Sinclair Corp.	598	23,089
Marathon Petroleum Corp.	1,379	200,603
PBF Energy, Inc. - Class A	407	11,608
Phillips 66	1,687	205,510
Valero Energy Corp.	1,239	160,773
		601,583

Oil & Gas Storage & Transportation - 1.1%
Cheniere Energy, Inc.	267	51,099
DT Midstream, Inc.	396	35,699
Hess Midstream LP - Class A	290	10,049

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 1.1% (Continued)
Kinder Morgan, Inc.	7,267	$178,114
New Fortress Energy, Inc. (c)	325	2,733
ONEOK, Inc.	2,055	199,088
Williams Cos., Inc.	3,646	190,941
		667,723

Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	810	22,988
Dick's Sporting Goods, Inc.	103	20,162
Five Below, Inc. (a)	5	474
Tractor Supply Co.	10	2,655
Ulta Beauty, Inc. (a)	5	1,845
		48,124

Packaged Foods & Meats - 1.5%
Campbell Soup Co.	716	33,401
Conagra Brands, Inc.	1,774	51,340
Flowers Foods, Inc.	628	13,960
General Mills, Inc.	2,201	149,712
Hershey Co.	244	43,330
Hormel Foods Corp.	1,038	31,711
J M Smucker Co.	397	45,063
Kellanova	1,025	82,666
Kraft Heinz Co.	2,960	99,042
Lamb Weston Holdings, Inc.	151	11,731
Lancaster Colony Corp.	14	2,430
McCormick & Co., Inc.	590	46,162
Mondelez International, Inc. - Class A	2,769	189,621
Pilgrim's Pride Corp. (a)	72	3,488
Post Holdings, Inc. (a)	150	16,381
Tyson Foods, Inc. - Class A	1,142	66,910
		886,948

Paper & Plastic Packaging Products & Materials - 0.6%
Amcor PLC	5,495	61,159
Avery Dennison Corp.	67	13,871
Graphic Packaging Holding Co.	1,032	29,164
International Paper Co.	1,407	78,145
Packaging Corp. of America	286	65,477
Sealed Air Corp.	517	18,705
Smurfit WestRock PLC	920	47,380
Sonoco Products Co.	447	23,477
		337,378

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	88	$4,216
American Airlines Group, Inc. (a)	603	8,080
Delta Air Lines, Inc.	598	34,218
Southwest Airlines Co.	472	14,434
United Airlines Holdings, Inc. (a)	258	20,191
		81,139

Passenger Ground Transportation - 0.0%(b)
Avis Budget Group, Inc.	31	2,573

Personal Care Products - 0.3%
Estee Lauder Cos., Inc. - Class A	463	31,919
Kenvue, Inc.	5,920	135,746
		167,665

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	8,028	447,722
Catalent, Inc. (a)	49	2,871
Elanco Animal Health, Inc. (a)	1,469	18,568
Jazz Pharmaceuticals PLC (a)	200	22,006
Johnson & Johnson	8,261	1,320,603
Merck & Co., Inc.	3,715	380,119
Organon & Co.	1,039	19,512
Perrigo Co. PLC	466	11,944
Pfizer, Inc.	21,726	614,846
Royalty Pharma PLC - Class A	1,407	37,989
Viatris, Inc.	4,523	52,467
		2,928,647

Property & Casualty Insurance - 2.7%
Allstate Corp.	1,025	191,183
American Financial Group, Inc.	250	32,233
Arch Capital Group Ltd. (a)	1,039	102,404
Assurant, Inc.	201	38,532
Axis Capital Holdings Ltd.	239	18,704
Chubb Ltd.	1,592	449,645
Cincinnati Financial Corp.	591	83,231
Fidelity National Financial, Inc.	979	58,906
First American Financial Corp.	402	25,788
Hanover Insurance Group, Inc.	104	15,426
Hartford Financial Services Group, Inc.	1,173	129,546
Loews Corp.	643	50,771
Markel Group, Inc. (a)	39	60,138

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 2.7% (Continued)
Old Republic International Corp.	997	$34,825
RLI Corp.	18	2,808
Selective Insurance Group, Inc.	215	19,526
Travelers Cos., Inc.	892	219,379
W R Berkley Corp.	831	47,508
		1,580,553

Publishing - 0.1%
News Corp. - Class A	885	24,116
News Corp. - Class B	295	8,567
		32,683

Rail Transportation - 0.6%
CSX Corp.	2,214	74,479
Norfolk Southern Corp.	440	110,189
Union Pacific Corp.	695	161,289
		345,957

Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc. (a)	23	1,749

Real Estate Operating Companies - 0.0%(b)
Seaport Entertainment Group, Inc. (a)	2	54

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	334	43,744
Jones Lang LaSalle, Inc. (a)	178	48,231
Zillow Group, Inc. - Class A (a)	41	2,380
Zillow Group, Inc. - Class C (a)	164	9,855
		104,210

Regional Banks - 1.8%
Bank OZK	402	17,587
BOK Financial Corp.	40	4,249
Citizens Financial Group, Inc.	1,634	68,824
Commerce Bancshares, Inc.	259	16,187
Cullen/Frost Bankers, Inc.	208	26,489
East West Bancorp, Inc.	544	53,035
First Financial Bankshares, Inc.	225	8,132
First Horizon Corp.	2,170	37,606
Flagstar Financial, Inc.	1,041	10,535
Huntington Bancshares, Inc.	5,341	83,266

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Regional Banks - 1.8% (Continued)
M&T Bank Corp.	647	$125,958
Pinnacle Financial Partners, Inc.	236	24,886
Popular, Inc.	226	20,166
Prosperity Bancshares, Inc.	360	26,352
Regions Financial Corp.	3,549	84,715
SouthState Corp.	334	32,575
Synovus Financial Corp.	633	31,568
TFS Financial Corp.	197	2,531
Truist Financial Corp.	5,144	221,449
United Bankshares, Inc.	441	16,617
Webster Financial Corp.	615	31,857
Western Alliance Bancorp	393	32,702
Wintrust Financial Corp.	209	24,221
Zions Bancorp NA	558	29,049
		1,030,556

Reinsurance - 0.3%
Everest Group Ltd.	158	56,187
Reinsurance Group of America, Inc.	242	51,081
RenaissanceRe Holdings Ltd.	207	54,317
		161,585

Renewable Electricity - 0.0%(b)
Clearway Energy, Inc. - Class A	54	1,438
Clearway Energy, Inc. - Class C	247	7,010
		8,448

Research & Consulting Services - 0.3%
Amentum Holdings, Inc. (a)	305	9,071
CACI International, Inc. - Class A (a)	36	19,892
Clarivate PLC (a)	1,317	8,692
Jacobs Solutions, Inc.	305	42,877
KBR, Inc.	84	5,629
Leidos Holdings, Inc.	254	46,522
Science Applications International Corp.	141	20,345
		153,028

Restaurants - 1.1%
Aramark	978	36,998
Darden Restaurants, Inc.	273	43,685
McDonald's Corp.	1,223	357,251
Starbucks Corp.	1,971	192,567

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Restaurants - 1.1% (Continued)
Wendy's Co.	425	$8,122
Yum! Brands, Inc.	290	38,036
		676,659

Semiconductor Materials & Equipment - 0.0%(b)
Amkor Technology, Inc.	219	5,573
MKS Instruments, Inc.	27	2,682
		8,255

Semiconductors - 1.7%
Analog Devices, Inc.	227	50,646
Cirrus Logic, Inc. (a)	9	988
Intel Corp.	16,861	362,849
Microchip Technology, Inc.	318	23,332
Micron Technology, Inc.	2,170	216,240
ON Semiconductor Corp. (a)	208	14,662
Qorvo, Inc. (a)	25	1,782
QUALCOMM, Inc.	296	48,180
Skyworks Solutions, Inc.	506	44,315
Synaptics, Inc. (a)	18	1,236
Texas Instruments, Inc.	1,055	214,334
		978,564

Soft Drinks & Non-alcoholic Beverages - 1.5%
Coca-Cola Co.	5,737	374,684
Coca-Cola Consolidated, Inc.	1	1,124
Keurig Dr Pepper, Inc.	2,651	87,350
PepsiCo, Inc.	2,431	403,741
		866,899

Specialized Consumer Services - 0.1%
ADT, Inc.	1,212	8,726
H&R Block, Inc.	424	25,326
Service Corp. International	116	9,471
		43,523

Specialty Chemicals - 0.8%
Albemarle Corp.	287	27,187
Ashland, Inc.	168	14,208
Axalta Coating Systems Ltd. (a)	247	9,366
Celanese Corp.	429	54,041
DuPont de Nemours, Inc.	1,092	90,625

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.8% (Continued)
Eastman Chemical Co.	487	$51,179
International Flavors & Fragrances, Inc.	985	97,939
PPG Industries, Inc.	702	87,406
RPM International, Inc.	229	29,108
		461,059

Steel - 0.5%
Cleveland-Cliffs, Inc. (a)	1,651	21,430
Commercial Metals Co.	414	22,273
Nucor Corp.	902	127,940
Reliance, Inc.	166	47,532
Steel Dynamics, Inc.	524	68,382
United States Steel Corp.	663	25,758
		313,315

Systems Software - 0.1%
Dolby Laboratories, Inc. - Class A	42	3,062
Gen Digital, Inc.	1,116	32,487
		35,549

Technology Distributors - 0.1%
Arrow Electronics, Inc. (a)	202	23,971
CDW Corp.	114	21,458
TD SYNNEX Corp.	245	28,261
		73,690

Technology Hardware, Storage & Peripherals - 0.8%
Dell Technologies, Inc. - Class C	515	63,669
Hewlett Packard Enterprise Co.	4,897	95,443
HP, Inc.	3,863	137,214
NetApp, Inc.	134	15,452
Seagate Technology Holdings PLC	673	67,549
Western Digital Corp. (a)	1,279	83,531
		462,858

Tobacco - 2.0%
Altria Group, Inc.	6,748	367,496
Philip Morris International, Inc.	6,147	815,707
		1,183,203

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 95.3% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 0.4%
AerCap Holdings NV	783	$73,249
Air Lease Corp.	400	17,740
Applied Industrial Technologies, Inc.	21	4,863
Core & Main, Inc. - Class A (a)	125	5,535
Fastenal Co.	210	16,418
Ferguson Enterprises, Inc.	208	40,922
MSC Industrial Direct Co., Inc. - Class A	156	12,335
SiteOne Landscape Supply, Inc. (a)	5	699
United Rentals, Inc.	61	49,581
WESCO International, Inc.	196	37,626
		258,968

Transaction & Payment Processing Services - 0.6%
Corpay, Inc. (a)	9	2,968
Euronet Worldwide, Inc. (a)	134	13,195
Fidelity National Information Services, Inc.	1,138	102,113
Global Payments, Inc.	827	85,768
Jack Henry & Associates, Inc.	12	2,183
PayPal Holdings, Inc. (a)	1,686	133,700
Western Union Co.	1,390	14,956
		354,883

Water Utilities - 0.2%
American Water Works Co., Inc.	482	66,569
Essential Utilities, Inc.	784	30,262
		96,831

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.	1,173	261,767
TOTAL COMMON STOCKS (Cost $50,689,871)		56,055,302

REAL ESTATE INVESTMENT TRUSTS - 4.2%
AGNC Investment Corp.	2,802	26,087
Agree Realty Corp.	445	33,041
Alexandria Real Estate Equities, Inc.	684	76,300
American Homes 4 Rent - Class A	89	3,136
American Tower Corp.	372	79,437
Americold Realty Trust, Inc.	1,031	26,476
Annaly Capital Management, Inc.	1,811	34,427
AvalonBay Communities, Inc.	257	56,954
Blackstone Mortgage Trust, Inc. - Class A	603	10,981
Brixmor Property Group, Inc.	1,034	27,866

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 4.2% (CONTINUED)	Shares	Value
BXP, Inc.	605	$48,739
Camden Property Trust	126	14,590
Cousins Properties, Inc.	471	14,427
Crown Castle, Inc.	1,393	149,734
CubeSmart	392	18,753
Digital Realty Trust, Inc.	276	49,191
EastGroup Properties, Inc.	5	856
Equity LifeStyle Properties, Inc.	101	7,082
Equity Residential	934	65,726
Essex Property Trust, Inc.	135	38,321
Extra Space Storage, Inc.	351	57,318
Federal Realty Investment Trust	214	23,720
First Industrial Realty Trust, Inc.	24	1,260
Gaming and Leisure Properties, Inc.	912	45,773
Healthcare Realty Trust, Inc.	1,404	24,121
Healthpeak Properties, Inc.	2,605	58,482
Host Hotels & Resorts, Inc.	2,443	42,117
Invitation Homes, Inc.	400	12,564
Iron Mountain, Inc.	47	5,815
Kilroy Realty Corp.	418	16,812
Kimco Realty Corp.	2,423	57,474
Lamar Advertising Co. - Class A	209	27,588
Lineage, Inc.	113	8,367
Mid-America Apartment Communities, Inc.	219	33,143
National Storage Affiliates Trust	72	3,035
NNN REIT, Inc.	620	26,933
Omega Healthcare Investors, Inc.	1,040	44,169
Prologis, Inc.	725	81,881
Public Storage	213	70,090
Rayonier, Inc.	232	7,245
Realty Income Corp.	3,429	203,580
Regency Centers Corp.	571	40,792
Rexford Industrial Realty, Inc.	265	11,366
Rithm Capital Corp.	1,824	19,316
Ryman Hospitality Properties, Inc.	52	5,567
Simon Property Group, Inc.	1,179	199,392
STAG Industrial, Inc.	240	8,947
Starwood Property Trust, Inc.	1,043	20,589
Sun Communities, Inc.	73	9,686
UDR, Inc.	664	28,014
Ventas, Inc.	1,658	108,582
VICI Properties, Inc.	3,920	124,499

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 4.2% (CONTINUED)	Shares	Value
Vornado Realty Trust	221	$9,152
Welltower, Inc.	818	110,332
Weyerhaeuser Co.	2,407	75,002
WP Carey, Inc.	790	44,019
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,243,060)		2,448,866

SHORT-TERM INVESTMENTS - 0.4%
Investments Purchased with Proceeds from Securities Lending - 0.0%(b)
First American Government Obligations Fund - Class X, 4.78% (d)	21,786	21,786

Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.78% (d)	237,120	237,120
TOTAL SHORT-TERM INVESTMENTS (Cost $258,906)		258,906

TOTAL INVESTMENTS - 99.9% (Cost $53,191,837)		$58,763,074
Other Assets in Excess of Liabilities - 0.1%		32,480
TOTAL NET ASSETS - 100.0%		$58,795,554

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of October 31, 2024. The total market value of these securities was $21,495 which represented 0.0% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services

STRIVE 1000 VALUE ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Strive 1000 Value ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$56,055,302	$—	$—	$56,055,302
Real Estate Investment Trusts	2,448,866	—	—	2,448,866
Investments Purchased with Proceeds from Securities Lending	21,786	—	—	21,786
Money Market Funds	237,120	—	—	237,120
Total Investments in Securities	$58,763,074	$—	$—	$58,763,074
Refer to the Schedule of Investments for additional information.
During the fiscal period ended October 31, 2024, the Strive 1000 Value ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.